Document and Entity Information	Sep. 25, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Registrant Name	KINDER MORGAN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35081
Entity Tax Identification Number	80-0682103
Entity Address, Address Line One	1001 Louisiana Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	369-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001506307
Amendment Flag	false
Class P common stock
Entity Information [Line Items]
Title of 12(b) Security	Class P Common Stock
Trading Symbol	KMI
Security Exchange Name	NYSE
2.250% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2027
Trading Symbol	KMI 27A
Security Exchange Name	NYSE